Right of Use Assets and Operating Lease Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	May 10, 2024	Dec. 31, 2023
Right of Use Assets and Operating Lease Liability [Abstract]
Total rental fee	$ 3,900,000
Total lease commitment		$ 98,789
Weighted-average discount rate operating leases	6.00%		6.00%